Schedule of intangible assets (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,901,443	$ 2,508,574	$ 2,465,302
Less: accumulated amortization	(678,151)	(894,684)	(649,622)
Net book value	1,223,293	1,613,890	1,815,680
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	36,726	48,453	48,453
Software Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,864,717	$ 2,460,121	$ 2,416,849